Interim Condensed Consolidated Statements of Cash Flows (unaudited) - CAD ($) $ in Millions		3 Months Ended		9 Months Ended
		Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Cash flows from operating activities
Net income		$ 3,872	$ 3,577	$ 10,735	$ 11,925
Adjustments for non-cash items and others
Provision for credit losses		616	340	1,748	103
Depreciation		324	314	952	941
Deferred income taxes		168	(237)	(183)	408
Amortization and impairment of other intangibles		383	343	1,155	1,022
Net changes in investments in joint ventures and associates		37	(33)	(3)	(85)
Losses (Gains) on investment securities		(27)	(28)	(191)	(66)
Losses (Gains) on disposition of businesses		(92)	(11)	(92)	(100)
Adjustments for net changes in operating assets and liabilities
Insurance claims and policy benefit liabilities		457	(40)	1,189	(783)
Net change in accrued interest receivable and payable		(168)	(167)	1,784	(246)
Current income taxes		(749)	29	(158)	(3,061)
Derivative assets		8,235	34,146	38,362	(26,517)
Derivative liabilities		(6,654)	(31,673)	(35,837)	28,429
Trading securities		(40,396)	1,810	(28,398)	(2,716)
Loans, net of securitizations		(4,690)	(21,959)	(17,120)	(78,916)
Assets purchased under reverse repurchase agreements and securities borrowed		(11,912)	(1,867)	(29,306)	(10,662)
Obligations related to assets sold under repurchase agreements and securities loaned		42,907	1,811	60,518	18,948
Obligations related to securities sold short		605	(960)	1,142	663
Deposits, net of securitizations		5,618	26,954	27,974	78,323
Brokers and dealers receivable and payable		1,290	3,032	(1,879)	4,131
Other		9,212	(2,261)	4,810	550
Net cash from (used in) operating activities		9,036	13,120	37,202	22,291
Cash flows from investing activities
Change in interest-bearing deposits with banks		(5,770)	(29,316)	2,179	(18,507)
Proceeds from sales and maturities of investment securities		39,464	25,257	116,661	72,752
Purchases of investment securities		(56,943)	(30,653)	(145,776)	(86,876)
Net acquisitions of premises and equipment and other intangibles		(557)	(586)	(1,962)	(1,729)
Net proceeds from (cash transferred for) dispositions		1,712	(408)	1,712	(313)
Net cash from (used in) investing activities		(22,094)	(35,706)	(27,186)	(34,673)
Cash flows from financing activities
Issuance of subordinated debentures				1,500	1,000
Repayment of subordinated debentures		(110)		(170)
Issue of common shares, net of issuance costs		16	8	58	46
Common shares purchased for cancellation			(1,338)		(4,444)
Issue of preferred shares and other equity instruments, net of issuance costs					749
Redemption of preferred shares and other equity instruments					(155)
Sales of treasury shares and other equity instruments		955	1,375	3,421	4,390
Purchases of treasury shares and other equity instruments		(975)	(1,446)	(3,233)	(4,548)
Dividends paid on shares and distributions paid on other equity instruments		(1,234)	(1,754)	(4,327)	(5,118)
Dividends/distributions paid to non-controlling interests		(2)	(2)	(18)	(4)
Change in short-term borrowings of subsidiaries		(2,758)	128	(376)	129
Repayment of lease liabilities		(167)	(166)	(496)	(483)
Net cash from (used in) financing activities		(4,275)	(3,195)	(3,641)	(8,438)
Effect of exchange rate changes on cash and due from banks		(1,508)	(1,038)	1,586	(3,916)
Net change in cash and due from banks		(18,841)	(26,819)	7,961	(24,736)
Cash and due from banks at beginning of period	[1]	99,199	115,929	72,397	113,846
Cash and due from banks at end of period	[1]	80,358	89,110	80,358	89,110
Cash flows from operating activities include:
Amount of interest paid		16,018	3,705	39,040	7,233
Amount of interest received		21,696	9,223	58,252	22,824
Amount of dividends received		921	746	2,541	2,291
Amount of income taxes paid		$ 1,470	$ 1,130	$ 3,878	$ 6,466

[1]	We are required to maintain balances due to regulatory requirements or contractual restrictions from central banks, other regulatory authorities, and other counterparties. The total balances were $2 billion as at July 31, 2023 (April 30, 2023 – $3 billion; October 31, 2022 – $2 billion; July 31, 2022 – $2 billion; October 31, 2021 – $2 billion).